Capital Stock, Treasury Stock and Additional Paid-in Capital - Additional Information (Detail) - USD ($)	2 Months Ended	4 Months Ended	12 Months Ended
	Apr. 23, 2025	Apr. 26, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	May 31, 2023
Class of Stock [Line Items]
Stock repurchased during period, share	326,987	51,200			3,875,855
Stock Repurchased During Period, Value	$ 1,784,712	$ 338,176	$ 1,784,712	$ 338,176	$ 19,080,456
Stock repurchase program authorised amount							$ 15,000,000
Stock repurchase program authorised additional amount						$ 10,000,000
Stock repurchase program authorised additional aggregate amount						$ 25,000,000
Treasury stock, shares, retired			326,987	9,252,302